8. PRODUCT DEVELOPMENT COSTS & INTANGIBLES	12 Months Ended
Dec. 31, 2024
Notes
8. PRODUCT DEVELOPMENT COSTS & INTANGIBLES

8. PRODUCT DEVELOPMENT COSTS & INTANGIBLES

The amounts listed in the tables below are historical amounts. As such, each type of software product development cost is presented in the acquired currency.

	Asset	Total		Total		Amortization	Total	Net Book
	Source and	Costs	Additions	Costs	Amortization	12 Mo. Ended	Amortization	Value
	Currency	12/31/2023	2024	12/31/2024	12/31/2023	12/31/2024	12/31/2024	12/31/2024
INTANGIBLES
ZenaPay Plant Software	Developed internally, USD	28,080	-	28,080	28,080	Nil	28,080	$Nil
System View Software	Acquired – business combination, USD	40,190	-	40,190	39,529	661	40,190	-
ZigVoice Software	Acquired – business combination, USD	9,702	-	9,702	9,543	159	9,702	-
WorkAware Software	Acquired – business combination, CAD	396,600	-	396,600	89,842	26,213	116,054	280,546
TillerStack Software	Acquired – business combination, EURO	1,584,516	-	1,584,516	312,345	104,853	417,918	1,167,318
PsPortals Software	Acquired – business combination, USD	1,048,782	-	1,048,782	139,694	69,585	209,279	839,504
TOTAL		3,107,870	-	3,107,870	619,033	201,471	820,503	2,287,367
PRODUCT DEVELOPMENT
Drone technology	Acquired separately, USD	1,440,000	-	1,440,000	-	-	-	1,440,000
Robotic Arm Technology	Acquired separately, USD	840,000	-	840,000	-	-	-	840,000
Drone Development	Developed internally, USD	1,376,200	1,169,126	2,545,326	-	-	-	2,545,326
TOTAL		3,656,200	1,169,126	4,825,326				4,825,326

	Asset	Total		Total		Amortization	Total	Net Book
	Source and	Costs	Additions	Costs	Amortization	12 Mo. Ended	Amortization	Value
	Currency	12/31/2022	2023	12/31/2023	12/31/2022	12/31/2023	12/31/2023	12/31/2023
INTANGIBLES $
ZenaPay Wallet and Merchant[1]	Developed internally, CAD	28,746	$Nil	$ 28,746	$28,730	$16	$28,746	$Nil
ZenaPay Plant Tracker	Developed internally, CAD	28,080	-	28,080	22,464	5,616	28,080	-
System View Software	Acquired – business combination, USD	40,190	-	40,190	31,491	8,038	39,529	661
ZigVoice Software	Acquired – business combination, USD	9,702	-	9,702	7,602	1,940	9,542	160
WorkAware Software	Acquired – business combination, CAD	396,600	-	396,600	63,402	26,440	89,842	306,758
TillerStack Software	Acquired – business combination, EURO	1,584,516	-	1,584,516	206,711	105,634	312,345	1,272,171
PsPortals Software	Acquired – business combination, USD	1,048,782	-	1,048,782	69,775	69,919	139,694	909,088
TOTAL		3,136,616		3,136,616	430,175	217,603	647,779	2,488,837
PRODUCT DEVELOPMENT
Drone technology	Acquired separately, USD	1,440,000	-	1,440,000	-	-	-	1,440,000
Robotic Arm Technology	Acquired separately, USD	840,000	-	840,000	-	-	-	840,000
Drone Development	Developed internally, USD	792,168	584,033	1,376,200	-	-	-	1,376,200
TOTAL		3,072,168	584,033	3,656,200				3,656,201

[1] – The Company sold ZenaPay Wallet and Merchant software in October 2023 for $250,000 to Epazz Limited, Ireland, a related company; see notes 4 and 15.

Product development costs totaled $4,705,038 and includes a difference of $994 due to foreign currency adjustments to cost and intangible asset amortization as of December 31, 2023.